Consolidated Statements of Changes in Equity In Thousands, except Share data	Total USD ($)	Total CNY	Share Capital USD ($)	Share Capital CNY	Additional paid-in capital USD ($)	Additional paid-in capital CNY	Accumulated other comprehensive (loss)/income USD ($)	Accumulated other comprehensive (loss)/income CNY	Retained earnings USD ($)	Retained earnings CNY	Non- controlling interests USD ($)	Non- controlling interests CNY	Redeemable non- controlling interests CNY
Beginning Balance at Mar. 31, 2009		170,946		34		140,745		(19,319)		44,082		5,404
Beginning Balance (in shares) at Mar. 31, 2009				43,237,100
Net income		54,893								49,177		5,369	347
Other comprehensive income		21,776						21,540				(51)	287
Accretion to redeemable ordinary shares redemption value		(5,870)								(5,870)
Accretion to redeemable non-controlling interests										(99)			99
Effect of reverse recapitalization (in shares)				12,476,092
Effect of reverse recapitalization		392,447		4		299,610							92,833
Issuance of shares upon exercise of share options (in shares)				3,573,314
Issuance of shares upon exercise of share options		39,744		3		39,741
Effect of share exchange with redeemable non-controlling interests (in shares)				3,506,136
Effect of share exchange with redeemable non-controlling interests				2		93,564							(93,566)
Issuance of shares upon public offering (in shares)				3,305,786
Issuance of shares upon public offering		120,516		2		120,514
Issuance of shares upon conversion of promissory note (in shares)				84,298
Issuance of shares upon conversion of promissory note		3,509				3,509
Issuance of shares upon exercise of overallotment options (in shares)				495,867
Issuance of shares upon exercise of overallotment options		19,409		1		19,408
Issuance of shares upon exercise of warrants (in shares)				65,100
Issuance of shares upon exercise of warrants		2,238				2,238
Ending Balance at Mar. 31, 2010		819,608		46		719,329		2,221		87,290		10,722
Ending Balance (in shares) at Mar. 31, 2010				66,743,693
Net income		98,213								91,703		6,510
Other comprehensive income		(20,422)						(20,801)				379
Issuance of shares upon public offering (in shares)				7,000,000
Issuance of shares upon public offering		189,861		5		189,856
Issuance of shares upon exercise of warrants (in shares)				345,010
Issuance of shares upon exercise of warrants		11,785				11,785
Repurchase and cancellation of shares (in shares)				(309,346)
Repurchase and cancellation of shares		(10,653)				(10,653)
Issuance of shares upon warrant exchange (in shares)				1,627,518
Issuance of shares upon warrant exchange				1		(1)
Contribution from non-controlling interests		5,000										5,000
Ending Balance at Mar. 31, 2011		1,093,392		52		910,316		(18,580)		178,993		22,611
Ending Balance (in shares) at Mar. 31, 2011				75,406,875
Net income	22,543	141,965								131,980		9,985
Other comprehensive income		44,934						44,637				297
Repurchase and cancellation of shares (in shares)				(2,266,728)
Repurchase and cancellation of shares		(44,664)		(2)		(44,662)
Ending Balance at Mar. 31, 2012	$ 196,209	1,235,627	$ 8	50	$ 137,460	865,654	$ 4,138	26,057	$ 49,380	310,973	$ 5,223	32,893
Ending Balance (in shares) at Mar. 31, 2012			73,140,147